PLANT AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	[1]	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total cost	$ 356,108	$ 357,009
Less: accumulated depreciation and amortization	(154,351)	(125,681)
Property and equipment, net	201,757	231,328	$ 284,958		$ 300,388	[1]
QPAGOS Corporation - Parent Company [Member]
Property, Plant and Equipment [Line Items]
Total cost					382,987
Less: accumulated depreciation and amortization					(82,599)
Property and equipment, net					300,388
Kiosks and Accessories [Member]
Property, Plant and Equipment [Line Items]
Total cost	259,792	269,810
Kiosks and Accessories [Member] | QPAGOS Corporation - Parent Company [Member]
Property, Plant and Equipment [Line Items]
Total cost					279,746
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	76,852	69,577
Computer Equipment [Member] | QPAGOS Corporation - Parent Company [Member]
Property, Plant and Equipment [Line Items]
Total cost					82,284
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost	10,416	9,430
Office Equipment [Member] | QPAGOS Corporation - Parent Company [Member]
Property, Plant and Equipment [Line Items]
Total cost					11,217
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total cost	$ 9,048	$ 8,192
Leasehold Improvements [Member] | QPAGOS Corporation - Parent Company [Member]
Property, Plant and Equipment [Line Items]
Total cost					$ 9,740

[1]	As Restated